Right-of-use assets and lease debt - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Statement [line items]
Right of use assets	$ 90,372,393	$ 4,391	$ 101,976,844	$ 118,003,223
Lease liabilities	98,654,225
Amendment of IFRS 16 [Member]
Statement [line items]
Adjustment to accrued lease liability	59,104
Related Party [Member]
Statement [line items]
Right of use assets	14,785,012		18,499,851
Lease liabilities	$ 16,212,629		$ 20,016,478